PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 6 -             PROPERTY AND EQUIPMENT, NET

Property and equipment as of June 30, 2022 and 2021 consisted of the following:

	Useful life	Salvage
	(years)	value	June 30, 2022	June 30, 2021
Office equipment	5	3%	200,947	208,765
Electric equipment	5	3%	26,945	26,091
Less: accumulated depreciation			(224,152)	(231,973)
Property and equipment, net			$3,740	$2,883

Depreciation expense totaled $297 and $838 for the years ended June 30, 2022 and 2021, respectively.